NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
10. NON-CONTROLLING INTEREST
10.	NON-CONTROLLING INTEREST

At December 31, 2021, the Company had an effective 99.67% (December 31, 2020 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2020 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been recognized in the consolidated financial statements.